Long-Term Debt - Credit Facilities And Senior Notes (Details) - USD ($) $ in Thousands	6 Months Ended		9 Months Ended	10 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Sep. 25, 2019	Oct. 30, 2019	Dec. 31, 2019	Sep. 18, 2019
Debt Instruments
Restricted cash	$ 50,000				$ 50,000
Weighted average interest rate	4.20%	6.70%
Total interest incurred on long-term debt	$ 13,939	$ 24,396
$250 Million Senior Unsecured Notes due 2019 (2019 Notes)
Debt Instruments
Repayments of notes payable				$ 204,600
$675 Million Senior Secured Term Loan Facility ($675 Million Credit Facility)
Debt Instruments
Principal amount						$ 675,000
Debt instrument, description of variable rate basis	LIBOR
Maturity Profile	5 years
Loan Margin Percentage	3.00%
Vessels provided as collateral	The $675 Million credit facility is secured by, among other things, first priority mortgages on the six LNG vessels in the Partnership's fleet.
Debt Instrument, frequency of payments	quarterly
Proceeds from long-term debt			$ 675,000
Debt instrument, repayment installment	20
$675 Million Senior Secured Term Loan Facility ($675 Million Credit Facility) | Minimum
Debt Instruments
Restricted cash	$ 50,000
$480 Million Senior Secured Term Loan Facility (Term Loan B)
Debt Instruments
Amount repaid			$ 470,400